Supplement Dated September 29, 2025
To The Prospectus Dated April 28, 2025
JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective August 25, 2025, for the JNL/JPMorgan Managed Conservative Fund, JNL/JPMorgan Managed Moderate Fund, JNL/JPMorgan Managed Moderate Growth Fund, JNL/JPMorgan Managed Growth Fund, and JNL/JPMorgan Managed Aggressive Growth Fund, please delete all references to and information for Silvia Trillo.

Effective August 1, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Small Cap Value Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2015	Vice President and Portfolio Manager, JNAM
Jeff Kerrigan, CFA	September 2015	Portfolio Manager, Congress
Steve Lyons, CFA	September 2015	Partner, C&B
Michael Meyer, CFA	September 2015	Partner, C&B
Edward O’Connor, CFA	September 2015	Partner, C&B
R. James O’Neil, CFA	September 2015	Partner, C&B
Mehul Trivedi, CFA	September 2015	Partner, C&B
William Weber, CFA	September 2015	Partner, C&B
Andrew Armstrong, CFA	December 2015	Partner, C&B
Wesley Lim, CFA	December 2018	Principal, C&B
Matthew Martinek, CFA	October 2019	Principal and Lead Portfolio Manager, Reinhart
Josh Wheeler, CFA	September 2024	Principal and Portfolio Manager, Reinhart
J. Justin Akin	April 2021	Senior Portfolio Manager, River Road
Todd Mayberry, CFA	August 2025	Portfolio Manager, River Road
R. Andrew Beck	April 2021	Chief Executive Officer & Senior Portfolio Manager, River Road
Jon Detter	August 2018	Portfolio Manager and Business Analyst, WCM
Anthony Glickhouse	August 2018	Portfolio Manager and Business Analyst, WCM
Patrick F. McGee	August 2018	Portfolio Manager and Business Analyst, WCM

Effective September 30, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/T. Rowe Price Mid-Cap Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Ashley R. Woodruff, CFA[1]	January 2025	Chairperson of Investment Advisory Committee, T. Rowe Price
Brian W.H. Berghuis, CFA[1]	1995	Co-Chair of Investment Advisory Committee, T. Rowe Price
Donald J. Easley, CFA	January 2025	Co-Chair of Investment Advisory Committee, T. Rowe Price
1Effective December 31, 2025, Mr. Berghuis plans to retire from T. Rowe Price and will step down from his role on the Fund, and Ms. Woodruff will continue as the Fund’s Chairperson of the Investment Advisory Committee and Mr. Easley will continue as the Fund’s Co-Chair of the Investment Advisory Committee.

Effective August 25, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/JPMorgan Managed Conservative Fund, JNL/JPMorgan Managed Moderate Fund, JNL/JPMorgan Managed Moderate Growth Fund, JNL/JPMorgan Managed Growth Fund, and JNL/JPMorgan Managed Aggressive Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	May 2023	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	May 2023	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	May 2023	Vice President and Portfolio Manager, JNAM
Kyle Ottwell, CFA, CAIA	May 2023	Director and Portfolio Manager, JNAM
Gary Herbert, CFA	October 2024	Managing Director, Co-Chief Investment Officer and Portfolio Manager, JPMorgan
Morgan Moriarty, CFA	August 2025	Executive Director and Portfolio Manager, JPMorgan

Effective August 1, 2025, in the section “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management,” subsection, “The Sub-Advisers,” for the JNL Multi-Manager Small Cap Value Fund, after the eighteenth paragraph, please add the following:

Todd Mayberry, CFA, is a portfolio manager for River Road’s Small Cap Value and Small-Mid Cap Value portfolios. Mr. Mayberry previously served as a senior equity research analyst for River Road. He holds equity in the firm. Prior to joining River Road in 2014, he worked as Senior Associate for PNC’s corporate bank. Mr. Mayberry earned a BBA in Finance from the University of Cincinnati. He earned the Chartered Financial Analyst® designation in 2015 and is a member of the CFA Institute and CFA Society Louisville.

Effective September 30, 2025, in the section “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/T. Rowe Price Mid-Cap Growth Fund, please delete the third through fifth paragraphs in the entirety and replace with the following:

The Fund has an Investment Advisory Committee co-chaired by Brian W.H. Berghuis, Donald Easley, and Ashley Woodruff.  Ashley R. Woodruff, CFA, is Chairperson of the Investment Advisory Committee for the JNL/T. Rowe Price Mid-Cap Growth Fund.  She is a member of the Mid-Cap Growth, Capital Appreciation, Capital Appreciation Equity ETF, and Institutional Mid-Cap Equity Growth Investment Advisory Committees. She also is a member of the T. Rowe Price Investment Management Investment Steering and ESG Committees. She is a vice president of T. Rowe Price Group, Inc.  Ms. Woodruff’s investment experience began in 2001. She was with T. Rowe Price from 2007 to 2013, beginning as a research analyst in the T. Rowe Price Associates U.S. Equity Division covering stocks in the consumer sector, and returned in 2018. Prior to returning to T. Rowe Price, Ms. Woodruff was employed by Goldman Sachs as a managing director and portfolio manager from 2013 to 2018. Before joining T. Rowe Price in 2007, Ms. Woodruff was a senior vice president and senior restaurants analyst with Friedman, Billings, Ramsey & Co. and an associate director with Bear Stearns, covering high-growth restaurants.  Ms. Woodruff earned a B.A., magna cum laude, in economics from Barnard College, Columbia University. She also has earned the Chartered Financial Analyst® designation.
Brian W.H. Berghuis, CFA, is a portfolio manager for the US Mid-Cap Growth Strategy at T. Rowe Price Investment Management. He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager in the Equity Division.  He is the Chairman of the T. Rowe Price Mid-Cap Growth Fund’s Investment Advisory Committee.  He joined the firm in 1985.  Brian earned an A.B. from Princeton University and an M.B.A. from Harvard Business School.  He is a past President of the Baltimore Security Analysts Society.  Brian has also earned the Chartered Financial Analyst accreditation.
Donald J. Easley, CFA, is a portfolio manager for the US Mid-Cap Growth Equity Strategy at T. Rowe Price Investment Management. He is a member of the Mid-Cap Growth, Institutional Mid-Cap Equity Growth, Capital Appreciation, and Capital Appreciation Equity ETF Investment Advisory Committees, and a member of the T. Rowe Price Investment Management Investment Steering Committee. Mr. Easley also is a vice president of T. Rowe Price Group, Inc.  Mr. Easley’s investment experience began in 1999, and he has been with T. Rowe Price since 2000, beginning in the T. Rowe Price Associates U.S. Equity Division as an analyst covering technology stocks, then as a co-portfolio manager for the Diversified Mid-Cap Growth Fund. Prior to this, he was employed by The Bank of New York as a credit analyst.  Mr. Easley earned a B.A. in economics from Swarthmore College and an M.B.A. in finance and accounting from the University of Chicago. He also has earned the Chartered Financial Analyst® designation.

Effective August 25, 2025, in the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Adviser and Portfolio Management,” subsection, “The Sub-Adviser,” for the JNL/JPMorgan Managed Conservative Fund, JNL/JPMorgan Managed Moderate Fund, JNL/JPMorgan Managed Moderate Growth Fund, JNL/JPMorgan Managed Growth Fund, and JNL/JPMorgan Managed Aggressive Growth Fund, after the second paragraph, please add the following:

Morgan Moriarty, CFA, Executive Director, is a Portfolio Manager in Multi-Asset Solutions based in New York. An employee since 2011, Ms. Moriarty focuses on portfolio construction, manager selection, and driving global tactical asset allocation (GTAA) decisions across a range of multi-asset class investment solutions.  Ms. Moriarty is the key portfolio manager on mandates such as New York's 529 Advisor-Guided College Savings Age-Based and Asset Allocation portfolios, and the JPMorgan Diversified Fund. Ms. Moriarty holds a B.S. in Business Administration with majors in finance and entrepreneurship and a minor in psychology from the University of Dayton. She is a CFA charterholder.

In the section, “Management of the Trust,” under “Redemption of Fund Shares,” please delete the fifth paragraph in the entirety and replace with the following:

Redemptions will generally be in the form of cash, although a Fund reserves the right to redeem in kind from or to another Fund or an unaffiliated fund.  If a Fund redeems shares in kind from another Fund or from an unaffiliated fund, it may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

This Supplement is dated September 29, 2025.

Supplement Dated September 29, 2025
To The Statement of Additional Information
Dated April 28, 2025

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective August 25, 2025, for the JNL/JPMorgan Managed Conservative Fund, JNL/JPMorgan Managed Moderate Fund, JNL/JPMorgan Managed Moderate Growth Fund, JNL/JPMorgan Managed Growth Fund and JNL/JPMorgan Managed Aggressive Growth Fund, please delete all references to and information for Silvia Trillo.

Effective August 22, 2025, in the section, “Non-Fundamental Policies and Risks Applicable to the AFIS Master Funds and the JNL/American Funds Feeder Funds,” please delete “Forward Commitment, When Issued and Delayed Delivery Transactions” in the entirety and replace with the following:

Forward Commitment, When Issued and Delayed Delivery Transactions.  Certain AFIS Master Funds may enter into commitments to purchase or sell securities at a future date. When an AFIS Master Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement, and when an AFIS Master Fund agrees to sell such securities, it assumes the risk of any increase in value of the security. If the other party to such a transaction fails to deliver or pay for the securities, the AFIS Master Fund could miss a favorable price or yield opportunity, or could experience a loss.

Certain AFIS Master Funds may roll such transactions in lieu of taking physical delivery of the contract’s underlying assets on the settlement date. When rolling the purchase of these types of transactions, an AFIS Master Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. When rolling the sale of these types of transactions, an AFIS Master Fund purchases mortgage-backed securities for delivery in the current month and simultaneously contracts to sell substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price.

When rolling these types of transactions, during the period between the initial sale (or purchase) and subsequent repurchase (or sale) (the “roll period”), an AFIS Master Fund forgoes principal and interest paid on the mortgage-backed securities. The AFIS Master Fund is compensated by the price differential between the original and new contracts (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of any sales. The AFIS Master Fund also takes the risk that market prices or characteristics of the underlying mortgage-backed securities may move unfavorably between the original and new contracts. The AFIS Master Fund could suffer a loss if the contracting party fails to perform the future transaction and an AFIS Master Fund is therefore unable to buy or sell back the mortgage-backed securities it initially either sold or purchased, respectively. These transactions are accounted for as purchase and sale transactions, which contribute to an AFIS Master Fund’s portfolio turnover rate.

With TBA transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards. The AFIS Master Fund will not use these transactions for the purpose of leveraging. Although these transactions will not be entered into for leveraging purposes, an AFIS Master Fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of an AFIS Master Fund’s portfolio securities decline while an AFIS Master Fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. After a transaction is entered into, an AFIS Master Fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, an AFIS Master Fund may sell such securities.

When an AFIS Master Fund enters into a TBA commitment for the sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date (which may be referred to as having a short position in such TBA securities), an AFIS Master Fund may or may not hold the types of mortgage-backed securities required to be delivered. To the extent an AFIS Master Fund has sold such a security on a when-issued, delayed delivery, or forward commitment basis, an AFIS Master Fund would not participate in future gains or losses with respect to the security if an AFIS Master Fund holds such security. If the other party to a transaction fails to pay for the securities, an AFIS Master Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery or forward commitment basis without owning the security, an AFIS Master Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed-upon price on the settlement date.

Under the SEC’s rule applicable to the AFIS Master Fund’s use of derivatives, when issued, forward-settling and nonstandard settlement cycle securities, as well as TBAs and roll transactions, will be treated as derivatives unless the AFIS Master Fund intends to physically settle these transactions and the transactions will settle within 35 days of their respective trade dates.

Effective August 25, 2025, on page 245, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for J.P.  Morgan Investment Management Inc., under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL/JPMorgan Managed Conservative Fund, JNL/JPMorgan Managed Moderate Fund, JNL/JPMorgan Managed Moderate Growth Fund, JNL/JPMorgan Managed Growth Fund, and JNL/JPMorgan Managed Aggressive Growth Fund in the entirety and replace with the following, which reflects information as of July 31, 2025:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Gary Herbert, CFA	Other Registered Investment Companies	12	$20.79 billion	0	$0
	Other Pooled Vehicles	17	$27.88 billion	0	$0
	Other Accounts	5	$5.54 billion	1	$3.17 billion

Morgan Moriarty, CFA	Other Registered Investment Companies	10	$12.48 billion	0	$0
	Other Pooled Vehicles	4	$1.83 billion	0	$0
	Other Accounts	46	$14.14 billion	2	$3.47 billion

Effective August 25, 2025, on page 248, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for J.P. Morgan Investment Management Inc., under “Security Ownership of Portfolio Managers,” please delete the table for the JNL/JPMorgan Managed Conservative Fund, JNL/JPMorgan Managed Moderate Fund, JNL/JPMorgan Managed Moderate Growth Fund, JNL/JPMorgan Managed Growth Fund, and JNL/JPMorgan Managed Aggressive Growth Fund, in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/JPMorgan Managed Conservative Fund, JNL/JPMorgan Managed Moderate Fund, JNL/JPMorgan Managed Moderate Growth Fund, JNL/JPMorgan Managed Growth Fund, and JNL/JPMorgan Managed Aggressive Growth Fund as of July 31, 2025
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Gary Herbert, CFA	X
Morgan Moriarty, CFA	X

Effective August 1, 2025, on page 282, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for River Road Asset Management, LLC, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL Multi-Manager Small Cap Value Fund in the entirety and replace with following, which reflects information as of July 31, 2025:

JNL Multi-Manager Small Cap Value Fund
				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
J. Justin Akin	Other Registered Investment Companies	5	$2.5 billion	0	$0
	Other Pooled Vehicles	10	$508 million	0	$0
	Other Accounts	32	$2.23 billion	2	$215 million

R. Andrew Beck	Other Registered Investment Companies	6	$2.55 billion	0	$0
	Other Pooled Vehicles	10	$508 million	0	$0
	Other Accounts	35	$2.86 billion	2	$215 million

Todd Mayberry, CFA	Other Registered Investment Companies	5	$2.5 billion	0	$0
	Other Pooled Vehicles	10	$508 million	0	$0
	Other Accounts	32	$2.23 billion	2	$215 million

Effective August 1, 2025, on page 282, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for River Road Asset Management, LLC, under “Security Ownership of Portfolio Managers,” please delete the table for the JNL Multi-Manager Small Cap Value Fund in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL Multi-Manager Small Cap Value Fund as of July 31, 2025
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
J. Justin Akin	X
R. Andrew Beck	X
Todd Mayberry, CFA	X

On page 358, in the section, “Purchases, Redemptions and Pricing of Shares,” please delete the sixteenth paragraph in the entirety and replace with the following:

A Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of a Fund to another Fund or other an unaffiliated fund, in lieu of cash, in conformity with applicable rules of the SEC and procedures adopted by the Board.  Any securities redeemed in kind will be readily marketable and will be valued in accordance with the Funds’ valuation policy.  If a Fund redeems shares in kind from or to another Fund or an unaffiliated fund, the Fund would incur transaction costs in converting the assets into cash.

This Supplement is dated September 29, 2025.